UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Pennsylvania — 153.2%
Corporate — 7.2%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy (a):
Nuclear Energy Project, Series B, 3.50%, 12/01/35	$510	$535,969
Nuclear Energy Corp. Project, Mandatory Put Bonds, Series A, 3.38%, 1/01/35	200	202,092
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	210	247,556
Aqua Pennsylvania, Inc. Project, Series A, AMT, 6.75%, 10/01/18	600	713,334
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Amtrak Project, Series A, 5.00%, 11/01/41	160	177,771
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	200,974
National Gypson Co., 5.50%, 11/01/44	135	139,675

		2,217,371

County/City/Special District/School District — 21.9%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	212,886
5.00%, 5/01/42	450	499,270
Boyertown Area School District, GO, 5.00%, 10/01/43	305	348,240
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGC), 5.00%, 8/01/24	370	420,945
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	125	148,304
County of Lycoming Pennsylvania Water & Sewer Authority, RB, (AGM), 5.00%, 11/15/41	100	109,750

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
County/City/Special District/School District (concluded)
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	$180	$199,409
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	100	115,607
Marple Newtown School District, GO, (AGM), 5.00%, 6/01/31	600	686,346
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	781,536
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	100	114,171
Philipsburg-Osceola Pennsylvania Area School District, GO, (AGM), 5.00%, 4/01/41	155	164,491
State Public School Building Authority, RB, Community College, Allegheny County Project (AGM), 5.00%, 7/15/34	310	350,229
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	220	245,410
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/43	1,805	2,130,207
Township of Falls Authority Pennsylvania, RB, Water & Sewer Authority, 5.00%, 12/01/37	200	228,666

		6,755,467

Education — 31.3%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	116,028
5.00%, 8/15/25	100	115,643
County of Chester Pennsylvania IDA, Refunding RB, Renaissance Academy Charter, 5.00%, 10/01/34	25	27,123
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	220,662

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	1

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Education (continued)
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 11/15/35	$415	$476,188
Villanova University, 5.25%, 12/01/31	100	115,181
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	150	163,888
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	265	279,297
Thomas Jefferson University, 5.00%, 3/01/40	1,000	1,099,610
Pennsylvania Higher Educational Facilities Authority, RB, University of Science Philadelphia (b):
5.00%, 11/01/21	100	120,281
5.00%, 11/01/22	100	121,521
5.00%, 11/01/24	145	178,523
5.00%, 11/01/26	245	301,950
5.00%, 11/01/28	140	169,288
5.00%, 11/01/30	155	185,352
5.00%, 11/01/31	110	131,204
5.00%, 11/01/33	340	402,431
5.00%, 11/01/36	200	234,514
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	1,180	1,344,716
La Salle University, 5.00%, 5/01/37	340	375,809
La Salle University, 5.00%, 5/01/42	255	281,308
Thomas Jefferson University, 4.00%, 3/01/37	70	73,261
Trustees of The University of Pennsylvania, Series C, 4.75%, 7/15/35	500	509,145
Widener University, Series A, 5.25%, 7/15/33	220	251,783
Widener University, Series A, 5.50%, 7/15/38	45	51,717
Pennsylvania State University, RB, 5.00%, 3/01/40	1,000	1,149,350
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	215	255,179

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Education (concluded)
Township of East Hempfield IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	$100	$107,827
5.00%, 7/01/45	100	106,717
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	610	702,012

		9,667,508

Health — 33.7%
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A3, 5.50%, 11/01/31	500	583,885
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	390	481,888
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	220,095
Diakon Lutheran, 6.38%, 1/01/39	500	560,965
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	500	596,250
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	467,709
County of Lancaster Hospital Authority, Refunding RB (b):
Health Center Masonic Village Project, 5.00%, 11/01/28	100	118,019
Health Center Masonic Village Project, 5.00%, 11/01/35	100	116,002
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Community, Series A, 4.50%, 11/15/36	65	65,834

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	2

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Health (continued)
County of Montgomery Pennsylvania IDA, Refunding RB, Acts Retirement-Life Communities:
5.00%, 11/15/27	$175	$194,044
5.00%, 11/15/28	110	121,575
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	558,578
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.25%, 6/01/39	1,000	1,137,880
Lancaster IDA, Refunding RB:
5.38%, 5/01/28	100	111,587
5.75%, 5/01/35	120	135,890
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 4.00%, 8/15/39	215	225,412
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,148,270
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	1,064,259
Pocono Mountains Industrial Park Authority, RB, St Lukes Hospital Monroe Project , 4.00%, 8/15/45 (b)	340	341,955
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (c)	215	262,530
Southcentral General Authority, Refunding RB, Series A:
Wellspan Health Obligation Group, 5.00%, 6/01/44	350	408,167
Refunding RB,Wellspan Health Obligation Group, 6.00%, 12/01/18 (c)	595	710,400

Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
Health (concluded)
Southcentral General Authority, Refunding RB, Series A (concluded):
Refunding RB,Wellspan Health Obligation Group, 6.00%, 6/01/29	$655	$751,586

		10,382,780

Housing — 12.3%
Pennsylvania HFA, RB, S/F Mortgage, Series 114-C:
3.65%, 10/01/37	390	400,924
3.70%, 10/01/42	565	575,695
Pennsylvania HFA, Refunding RB, S/F Mortgage:
Series 092-A, AMT, 4.75%, 4/01/31	90	90,185
Series 096-A, AMT, 4.70%, 10/01/37	335	339,080
Series 097-A, AMT, 4.65%, 10/01/31	1,300	1,326,741
Series 099-A, AMT, 5.15%, 4/01/38	210	221,044
Series 110-B, 4.75%, 10/01/39	40	40,026
Series 115-A, AMT, 4.20%, 10/01/33	750	798,548

		3,792,243

State — 28.0%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 11/15/24	1,000	1,199,900
5.00%, 4/01/26	245	296,849
5.00%, 6/15/26	390	481,369
5.00%, 3/15/28	825	938,347
5.00%, 6/01/28	2,160	2,572,301
5.00%, 3/15/29	275	311,916
5.00%, 6/15/29	1,000	1,214,280
Pennsylvania Economic Development Financing Authority, Refunding RB, Unemployment Compensation, Series B, 5.00%, 7/01/23	500	509,975

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	3

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value

Pennsylvania (continued)
State (concluded)
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/32	$1,000	$1,126,750

		8,651,687

Transportation — 14.3%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	1,325	1,500,615
AMT (AGM), 5.00%, 6/15/37	305	325,347
Delaware River Port Authority, RB:
5.00%, 1/01/29	75	89,642
5.00%, 1/01/37	315	369,086
Series D, 5.00%, 1/01/40	750	851,512
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (d)	660	201,940
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (d)	175	65,172
Sub-Series A, 5.13%, 12/01/26	100	116,306
Sub-Series A, 6.00%, 12/01/41	100	108,175
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	290	331,925
5.00%, 6/01/29	385	439,608

		4,399,328

Utilities — 4.5%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series, 5.25%, 8/01/40	270	313,713
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/36	100	112,796
Series C (AGM), 5.00%, 8/01/40	350	400,967
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement, 5.25%, 12/01/41	195	232,161
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	34,300

Municipal Bonds	Par (000)	Value

Pennsylvania (concluded)
Utilities (concluded)
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	$70	$82,233
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	185	206,210

		1,382,380

Total Municipal Bonds in Pennsylvania		47,248,764

Guam — 0.5%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	150	167,525

Total Municipal Bonds — 153.7%		47,416,289

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Pennsylvania — 9.4%
Education — 3.3%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A, 5.75%, 8/15/41	850	1,018,581

Health — 6.1%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/34	500	567,245
Series A-1, 5.13%, 6/01/41	1,158	1,318,094

		1,885,339

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.4%		2,903,920

Total Long-Term Investments (Cost — $45,558,908) — 163.1%		50,320,209

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	4

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)
Short-Term Securities — 1.0%	Shares	Value

BIF Pennsylvania Municipal Money Fund, 0.00% (f)(g)	305,400	$305,400

Total Short-Term Securities (Cost — $305,400) — 1.0%		305,400

Total Investments (Cost — $45,864,308*) — 164.1%		50,625,609

Value

Liabilities in Excess of Other Assets — (6.3)%	$(1,936,073)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.0%)	(1,543,656)
VRDP Shares, at Redemption Value — (52.8%)	(16,300,000)

Net Assets Applicable to Common Shares — 100.0%	$30,845,880

*	As of January 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$44,354,075

Gross unrealized appreciation	$4,764,351
Gross unrealized depreciation	(36,258)

Net unrealized appreciation	$4,728,093

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,187,019	$26,416
Wells Fargo Securities, LLC	$234,021	$763

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB in exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.
(f)	During the period ended January 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2014	Net Activity	Shares Held at January 31, 2015	Income

BIF Pennsylvania Municipal Money Fund	1,224,599	(1,224,599)	—	—
Blackrock Pennsylvania Muni Money Market Institutional Class	—	305,400	305,400	—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	5

Schedule of Investments (continued)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of January 31, 2015 were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(30)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$3,926,250	$(102,227)

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

	•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$50,320,209	—	$50,320,209
Short-Term Securities	$305,400	—	—	305,400
Total	$305,400	$50,320,209	—	$50,625,609

[1]	See above Schedule of Investments for values in each state or political division.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	6

Schedule of Investments (concluded)	BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(102,227)	—	—	$(102,227)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of January 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$41,000	—	—	$41,000
Liabilities:
TOB trust certificates	—	$(1,543,441)	—	(1,543,441)
VRDP Shares	—	(16,300,000)	—	(16,300,000)
Total	$41,000	$(17,843,441)	—	$(17,802,441)

During the period ended January 31, 2015, there were no transfers between levels.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2015	7

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: March 25, 2015